UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3763

Smith Barney Telecommunications Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

       ------------------------------------------------------------------
                                  SMITH BARNEY
                               TELECOMMUNICATIONS
                                   INCOME FUND
       ------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | JUNE 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed(R). is a registered service mark of Citigroup Global Markets Inc.

       ------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
       ------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ...................................................   1

Schedule of Investments ....................................................   2

Statement of Assets and Liabilities ........................................   3

Statement of Operations ....................................................   4

Statements of Changes in Net Assets ........................................   5

Notes to Financial Statements ..............................................   6

Financial Highlights .......................................................   9

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer


July 21, 2003

1   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2003
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
COMMON STOCK -- 100.0%
Cellular Communications -- 23.5%
 150,000   Vodafone Group PLC, Sponsored ADR                        $  2,947,500
--------------------------------------------------------------------------------
Telephone -- 76.5%
 126,000   BellSouth Corp.                                             3,355,380
 120,000   SBC Communications Inc.                                     3,066,000
  80,000   Verizon Communications Inc.                                 3,156,000
--------------------------------------------------------------------------------
                                                                       9,577,380
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $2,142,055*)                                    $ 12,524,880
================================================================================

*     Aggregate for Federal income tax purposes is $1,163,772.

      Abbreviation used in this schedule:
      -----------------------------------
      ADR - American Depository Receipt

                       See Notes to Financial Statements.


2   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
================================================================================

ASSETS:
  Investments, at value (Cost -- $2,142,055*)                        $12,524,880
  Dividends and interest receivable                                       22,035
--------------------------------------------------------------------------------
  Total Assets                                                        12,546,915
--------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft                                                          62,627
  Investment advisory fee payable                                          4,522
  Administration fee payable                                               1,643
  Accrued expenses                                                        38,706
--------------------------------------------------------------------------------
  Total Liabilities                                                      107,498
--------------------------------------------------------------------------------
Total Net Assets                                                     $12,439,417
================================================================================

NET ASSETS:
  Par value of shares of beneficial interest                         $       601
  Capital paid in excess of par value                                  1,528,405
  Undistributed net investment income                                     29,197
  Accumulated net realized gain on investment transactions               498,389
  Net unrealized appreciation of investments                          10,382,825
--------------------------------------------------------------------------------
Total Net Assets                                                     $12,439,417
================================================================================
Shares Outstanding                                                       600,803
--------------------------------------------------------------------------------
Net Asset Value                                                      $     20.70
================================================================================

* Aggregate cost for Federal income tax purposes is $1,163,772.

                       See Notes to Financial Statements.


3   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
  Dividends                                                        $    210,795
  Interest                                                                1,528
  Less: Foreign withholding tax                                          (2,524)
--------------------------------------------------------------------------------
  Total Investment Income                                               209,799
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 3)                                       34,097
  Audit and legal                                                        20,935
  Administration fee (Note 3)                                            12,399
  Shareholder communications                                              7,997
  Trustees' fees                                                          5,343
  Custody fees                                                            5,170
  Shareholder servicing fees                                              3,791
  Other                                                                   1,622
--------------------------------------------------------------------------------
  Total Expenses                                                         91,354
--------------------------------------------------------------------------------
Net Investment Income                                                   118,445
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions
  (excluding short-term investments):
    Proceeds from sales                                                 961,519
    Cost of securities sold                                             109,115
--------------------------------------------------------------------------------
  Net Realized Gain                                                     852,404
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                              10,985,650
    End of period                                                    10,382,825
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                              (602,825)
--------------------------------------------------------------------------------
Net Gain on Investments                                                 249,579
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $    368,024
================================================================================

                       See Notes to Financial Statements.


4   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                       2003            2002
================================================================================================
OPERATIONS:
  Net investment income                                            $    118,445    $    363,006
  Net realized gain++                                                   852,404       8,376,541
  Decrease in net unrealized appreciation                              (602,825)    (19,837,323)
------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                     368,024     (11,097,776)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (105,476)       (359,532)
  Net realized gains                                                         --     (10,983,031)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                      (105,476)    (11,342,563)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net asset value of shares issued for reinvestment of dividends         67,507       6,638,316
  Cost of shares reacquired                                          (1,462,719)     (6,835,479)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                (1,395,212)       (197,163)
------------------------------------------------------------------------------------------------
Decrease in Net Assets                                               (1,132,664)    (22,637,502)

NET ASSETS:
  Beginning of period                                                13,572,081      36,209,583
------------------------------------------------------------------------------------------------
  End of period*                                                   $ 12,439,417    $ 13,572,081
================================================================================================
* Includes undistributed net investment income of:                 $     29,197    $     16,228
================================================================================================

++ Net realized gains for Federal income taxes is $9,262,986 for the year ended December 31, 2002.

                       See Notes to Financial Statements.


5   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, at least annually;
(f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of


6   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2003, the Fund paid transfer agent fees of $1,798 to CTB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                   $961,519
================================================================================


7   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                        $11,361,108
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $11,361,108
================================================================================

4.    Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5.    Concentration of Risk

Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.

6.    Shares of Beneficial Interest

At June 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                   Six Months Ended          Year Ended
                                     June 30, 2003        December 31, 2002
================================================================================
Shares issued on reinvestment            3,506                  286,929
Shares reacquired                      (74,441)                (155,073)
--------------------------------------------------------------------------------
Net Increase (Decrease)                (70,935)                 131,856
================================================================================


8   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                  2003(1)        2002         2001         2000         1999         1998
============================================================================================================
Net Asset Value,
  Beginning of Period           $  20.20       $  67.07     $ 128.84     $ 177.27     $ 176.20     $ 134.06
------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income             0.19           0.73         0.93         1.50         1.74         2.26
  Net realized and
    unrealized gain (loss)          0.48         (23.12)      (29.90)      (22.80)       19.24        64.18
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                        0.67         (22.39)      (28.97)      (21.30)       20.98        66.44
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.17)         (0.73)       (0.90)       (1.49)       (1.78)       (2.22)
  Net realized gains                  --         (23.75)      (31.90)      (25.64)      (18.13)      (22.08)
------------------------------------------------------------------------------------------------------------
Total Distributions                (0.17)        (24.48)      (32.80)      (27.13)      (19.91)      (24.30)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $  20.70       $  20.20     $  67.07     $ 128.84     $ 177.27     $ 176.20
------------------------------------------------------------------------------------------------------------
Total Return                        3.38%++      (31.03)%     (23.92)%     (12.24)%      12.18%       53.72%
------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $     12       $     14     $     36     $     70     $     97     $     96
------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                          1.47%+         1.21%        0.99%        0.90%        0.89%        0.89%
  Net investment income             1.91+          1.62         0.88         0.92         0.92         1.51
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                0%             0%           2%           3%           0%           0%
============================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


9   Smith Barney Telecommunications Income Fund |
                                         2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
   SMITH BARNEY
TELECOMMUNICATIONS
    INCOME FUND
--------------------------------------------------------------------------------

TRUSTEES

Paul R. Ades
Herbert Barg
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank Hubbard
Jerome Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Robert E. Swab
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Telecommunications Trust
--------------------------------------------------------------------------------

Smith Barney Telecommunications Income Fund

The Fund is a separate investment fund of the Smith Barney Telecommunications Trust, a Massachusetts business trust.


This report is submitted for general information of the shareholders of Smith Barney Telecommunications Trust -- Smith Barney Telecommunications Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY
TELECOMMUNICATIONS INCOME FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0412 8/03                                                              03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906 CERT   Certifications pursuant to Section 906 of the
                               Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Telecommunications Trust -
Smith Barney Telecommunications Income Fund


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Telecommunications Trust -
       Smith Barney Telecommunications Income Fund

Date:  August 29, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Smith Barney Telecommunications Trust -
       Smith Barney Telecommunications Income Fund

Date:  August 29, 2003

By:    /s/ Richard Peteka
       (Richard Peteka)
       Chief Financial Officer of
       Smith Barney Telecommunications Trust -
       Smith Barney Telecommunications Income Fund

Date:  August 29, 2003